Schedule of Investments
Invesco Senior Loan ETF (BKLN)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-91.77%(a)(b)
Aerospace & Defense-1.42%
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025	$8,133	$7,478,134
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.42%	12/09/2025	56,017	51,452,486
				58,930,620
Air Transport-0.25%
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025	10,939	10,383,749
Automotive-1.28%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.50%)	3.67%	04/30/2026	55,666	53,195,649
Building & Development-2.27%
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	08/21/2025	33,384	31,401,931
Pisces Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.95%	04/12/2025	31,735	30,266,970
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	02/01/2027	34,327	32,767,283
				94,436,184
Business Equipment & Services-12.82%
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	6.67%	08/04/2025	59,053	59,016,537
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	3.17%	11/03/2023	61,536	60,164,507
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	3.17%	11/03/2024	4,112	4,009,421
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	06/21/2024	36,194	32,925,046
Change Healthcare Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024	53,476	52,198,807
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	02/06/2026	35,402	34,634,626
Kronos, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.33%	11/01/2023	29,069	28,649,804
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.27%	09/23/2026	30,157	29,497,652
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.67%	11/08/2024	31,696	30,308,849
Refinitiv US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	10/01/2025	81,832	80,721,154
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	05/01/2024	40,351	38,905,070
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.92%	11/16/2026	35,034	34,055,707
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (Luxembourg) (3 mo. USD LIBOR + 5.00%)	6.07%	05/30/2026	37,948	22,270,704
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.45%	10/10/2024	33,006	27,030,225
				534,388,109
Cable & Satellite Television-7.61%
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.93%	04/30/2025	19,282	18,985,279
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	02/01/2027	68,711	67,387,396
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	07/17/2025	64,444	62,285,375
Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2027	17,977	17,421,330
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (1 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026	34,187	32,958,267
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.18%	04/15/2028	29,314	28,379,898
Virgin Media Bristol LLC, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	2.68%	01/31/2028	40,428	39,316,418
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023	27,953	27,114,409
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2028	24,367	23,364,951
				317,213,323
Chemicals & Plastics-2.66%
Axalta Coating Systems US Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.20%	06/01/2024	26,613	26,043,412
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.95%	03/02/2026	30,343	29,207,655
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.22%	10/01/2025	58,126	55,713,683
				110,964,750
Containers & Glass Products-3.60%
Berry Global, Inc., Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.22%	07/01/2026	60,328	59,110,949
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	01/29/2027	44,356	43,644,204
Reynolds Group Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2023	48,507	47,137,783
				149,892,936
Drugs-4.89%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.69%	05/04/2025	36,052	33,285,163

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs-(continued)
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024	$45,324	$42,582,206
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027	34,589	33,863,783
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	08/18/2022	44,201	44,079,696
Valeant Pharmaceuticals International, Inc., Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	3.17%	06/02/2025	50,468	49,891,298
				203,702,146
Ecological Services & Equipment-0.69%
GFL Environmental, Inc., Incremental Term Loan (Canada) (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025	28,951	28,653,872
Electronics & Electrical-9.97%
Boxer Parent Co., Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	4.42%	10/02/2025	45,385	43,013,328
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	04/06/2026	35,087	33,826,415
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%)	1.92%	03/13/2024	28,500	27,947,813
Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025	65,906	64,860,095
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024	47,504	43,155,381
MA FinanceCo. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.67%	06/21/2024	4,530	4,318,136
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	09/30/2024	42,328	41,798,825
Micro Holding L.P., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.82%	09/13/2024	35,093	34,054,003
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	06/21/2024	30,586	29,158,368
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	05/04/2026	32,010	31,089,773
Western Digital Corp.
Term Loan A-1 (3 mo. USD LIBOR + 1.50%)	1.67%	02/27/2023	60,739	59,473,058
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.92%	04/29/2023	2,902	2,860,641
				415,555,836
Financial Intermediaries-0.83%
RPI Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027	35,023	34,380,362
Food Service-2.51%
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.95%	02/05/2025	34,113	32,230,459
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	11/19/2026	75,222	72,378,202
				104,608,661
Health Care-9.67%
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.28%	02/11/2026	49,962	48,337,982
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.92%	08/12/2026	37,277	36,496,437
Elanco Animal Health, Inc., Term Loan (c)	-	02/04/2027	17,610	17,081,484
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	10/10/2025	80,636	53,364,402
Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	3.44%	07/02/2025	33,111	32,282,892
LifePoint Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	11/16/2025	54,590	52,435,547
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.20%	06/07/2023	36,258	34,925,043
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.58%	06/30/2025	29,454	28,047,328
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 4.25%)	5.32%	07/23/2026	32,471	31,253,506
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	02/06/2024	37,784	27,750,726
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/27/2025	42,414	41,141,538
				403,116,885
Insurance-3.50%
Acrisure LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	3.77%	01/31/2027	45,000	42,328,350
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 2.75%)	4.02%	04/25/2025	43,550	42,080,572
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	12/31/2025	30,347	28,731,081
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	05/16/2024	33,762	32,579,867
				145,719,870
Leisure Goods, Activities & Movies-3.70%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024	37,640	35,804,948
Crown Finance US, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025	35,706	26,928,229
Playtika Holding Corp., Term Loan B (3 mo. USD LIBOR + 6.00%)	7.07%	12/03/2024	34,188	34,266,815
UFC Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026	30,847	29,689,966
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	2.93%	05/16/2025	35,536	27,656,644
				154,346,602

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging & Casinos-4.89%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	12/23/2024	$63,119	$57,375,602
Golden Nugget, Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	3.70%	10/04/2023	33,806	29,323,823
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	06/22/2026	35,977	34,433,364
Scientific Games International, Inc., Term Loan B-5 (3 mo. USD LIBOR + 2.75%)	2.93%	08/14/2024	46,592	41,932,996
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	07/10/2025	41,136	40,724,717
				203,790,502
Oil & Gas-1.93%
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	4.62%	09/30/2024	37,060	35,605,747
Hercules Merger Sub LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.12%	11/02/2026	31,301	30,479,054
McDermott Technology (Americas), Inc., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.14%	05/09/2025	25,243	9,030,666
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.45%	02/21/2021	30,641	5,362,096
				80,477,563
Publishing-0.70%
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.22%	10/04/2023	29,986	29,311,709
Radio & Television-2.44%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	08/24/2026	48,071	41,701,875
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.12%	09/18/2026	41,117	39,770,940
Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	03/15/2024	21,173	20,304,574
				101,777,389
Rail Industries-0.88%
Genesee & Wyoming, Inc., Term Loan(c)	-	12/30/2026	37,300	36,620,580
Retailers (except Food & Drug)-3.38%
Bass Pro Group LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.07%	09/25/2024	59,380	56,039,478
Michaels Stores, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.57%	01/30/2023	27,281	23,894,055
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023	29,823	20,925,829
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022	40,651	40,038,705
				140,898,067
Telecommunications-8.06%
Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	12/15/2024	37,074	34,663,786
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/15/2027	68,662	66,140,615
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027	43,415	42,267,065
Rackspace Hosting, Inc., Term Loan B (2 mo. USD LIBOR + 3.00%)	4.00%	11/03/2023	39,351	38,420,810
Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	02/01/2024	44,972	43,822,062
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	04/11/2025	33,654	32,852,950
T-Mobile USA, Inc., Term Loan B (c)	-	04/20/2027	13,425	13,441,781
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	02/20/2027	66,616	64,298,790
				335,907,859
Utilities-1.82%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025	41,536	40,718,401
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	12/31/2025	35,907	35,261,625
				75,980,026
Total Variable Rate Senior Loan Interests (Cost $3,969,862,868)				3,824,253,249
U.S. Dollar Denominated Bonds & Notes-3.00%
Aerospace & Defense-0.35%
TransDigm, Inc.(f)	6.25%	03/15/2026	14,081	14,430,772
Auto Components-0.03%
Clarios Global L.P.(f)	6.75%	05/15/2025	1,365	1,421,593
Commercial Services & Supplies-0.28%
Prime Security Services Borrower LLC/Prime Finance, Inc.(f)	5.75%	04/15/2026	11,160	11,520,914
Diversified Telecommunication Services-0.21%
CommScope, Inc.(f)	6.00%	03/01/2026	8,250	8,694,716
Hotels, Restaurants & Leisure-0.20%
Scientific Games International, Inc.(f)	5.00%	10/15/2025	8,900	8,351,983

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products-0.07%
Reynolds Group Issuer, Inc./LLC (1 mo. USD LIBOR + 3.50%)(f)(g)	4.72%	07/15/2021	$3,000	$2,985,945
Media-1.18%
Univision Communications, Inc.(f)	5.13%	05/15/2023	34,598	33,733,050
Univision Communications, Inc.(f)	5.13%	02/15/2025	2,000	1,918,270
Virgin Media Secured Finance PLC (United Kingdom)(f)	5.50%	08/15/2026	5,000	5,227,025
Ziggo B.V. (Netherlands)(f)	5.50%	01/15/2027	7,750	8,169,624
				49,047,969
Real Estate Management & Development-0.12%
Cushman & Wakefield US Borrower LLC(f)	6.75%	05/15/2028	5,000	5,251,000
Technology Hardware, Storage & Peripherals-0.56%
Dell International LLC/EMC Corp.(f)	5.45%	06/15/2023	21,793	23,422,047
Total U.S. Dollar Denominated Bonds & Notes (Cost $123,375,436)				125,126,939
			Shares
Money Market Funds-12.84%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(h)(i) (Cost $535,014,476)			535,014,476	535,014,476
TOTAL INVESTMENTS IN SECURITIES-107.61% (Cost $4,628,252,780)				4,484,394,664
OTHER ASSETS LESS LIABILITIES-(7.61)%				(317,025,093)
NET ASSETS-100.00%				$4,167,369,571

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $125,126,939, which represented 3.00% of the Fund’s Net Assets.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$514,841,874	$6,625,683,536	$(6,605,510,934)	$-	$-	$535,014,476	$6,209,430

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$3,791,970,357	$32,282,892	$3,824,253,249
U.S. Dollar Denominated Bonds & Notes	-	125,126,939	-	125,126,939
Money Market Funds	535,014,476	-	-	535,014,476
Total Investments	$535,014,476	$3,917,097,296	$32,282,892	$4,484,394,664
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.